Financial Commitments (Details)	12 Months Ended
Dec. 31, 2020 USD ($)
Disclosure of commitments [text block] [Abstract]
Financial commitments, description	(a) $100,000 upon initiation, first patient dosed, or FPD, of the first Phase 3 registration trial in thymic carcinoma. (b) $4,000,000 upon FPD of the first Phase 3 registration trial in HCC. (c) $6,000,000 upon FPD of the first Phase 3 registration trial in breast cancer. (d) Upon the first NDA equivalent in: thymic carcinoma, $900,000; HCC, $9,000,000; breast cancer, $15,000,000.
Accrued of diligence obligations	$ 1,500,000
Milestone payments	$ 630,000